Auditor's remuneration - Disclosure of Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 13.0	£ 13.0	£ 11.0
Total auditor's remuneration	90.0	91.0	78.0
Total for all subsidiaries
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	57.0	58.0	53.0
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	15.0	14.0	12.0
Other services
Disclosure of products and services [line items]
Other services	5.0	6.0	2.0
Barclays associated pension schemes
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 0.6	£ 0.3	£ 0.3